Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 14,328	¥ 7,296	¥ 1,291
Upward adjustments	¥ 826	¥ 825	¥ 1,459